S-K 1603(a) SPAC Sponsor	Feb. 24, 2026 USD ($)
Spac Sponsor Line Items
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in our company.
Material Roles and Responsibilities [Text Block]

John Lipman, our Chief Executive Officer and Director since November 2025, is Head of Capital Markets at Lucid. Mr. Lipman joined Lucid in April 2025 and has more than 20 years of investment banking experience advising growth companies in the healthcare, industrial and technology sectors. Mr. Lipman has completed over 250 equity, convertible and debt offerings and advisory assignments for growth companies. Prior to joining Lucid, Mr. Lipman was a Partner and Managing Director of Investment Banking at Craig-Hallum from June 2012 to April 2025, and previously held roles at several firms including Managing Director at Hudson Securities from and Managing Director at Carter Securities, a firm he founded in 2005 that specialized in raising equity, equity-linked and debt capital for growth companies. Mr. Lipman served as Chief Operating Officer and Director of Roth CH Acquisition I Co. from May 2020 until its merger with PureCycle Technologies, Inc. (NASDAQ: PCT) in March 2021, Roth CH Acquisition II Co. from December 2020 until its merger with Reservoir Media, Inc. (NASDAQ: RSVR) in July 2021, Co-Chief Executive Officer and Director of Roth CH Acquisition III Co. from March 2021 until its merger with QualTek Services, Inc. (NASDAQ: QTEK) in February 2022 and Roth CH Acquisition IV. Co. from August 2021 until its merger with Tigo Energy, Inc. (NASDAQ: TYGO) in May 2023, and Co-Chairman and Co-Chief Executive Officer of Roth CH Acquisition V Co. (NASDAQ: ROCL) from December 2021 until its merger with New Era Helium, Inc., n/k/a New Era Energy & Digital, Inc. (Nasdaq: NUAI), in December 2024 and Roth CH Acquisition Co. (NASDAQ: USCT) since June 2023 until its merger with SharonAI, Inc., n/k/a SharonAI Holdings, Inc. (NASDAQ: SHAZ), in December 2025. Mr. Lipman earned his B.A. in Economics from Rollins College.

David I. Rosenberg, our Chairman of the Board since November 2025, is Co-Founder and Chief Executive Officer of Lucid. From December 2011 until joining Lucid in March 2024, Mr. Rosenberg was Co-President and Chief Executive Officer of Ladenburg Thalmann & Co Inc. Mr. Rosenberg remained with Ladenburg through the successful sale of Ladenburg Thalmann Financial Servies for $1.3 billion to Osaic Wealth (f/k/a Advisor Group) a portfolio company of Reverence Capital Partners, a leading financial services-focused private equity firm. Prior to joining Ladenburg Thalmann in 2006, Mr. Rosenberg was Co-Founder and Chief Executive Officer of BroadWall Capital, LLC, an independent provider of equity research, investment banking, institutional sales and trading and wealth management. He joined Ladenburg Thalmann after successfully selling assets of BroadWall Capital in 2006 to Ladenburg Thalmann & Co Inc. Mr. Rosenberg brings over 25 years of investment banking experience focused on growth companies. Since 2006, Mr. Rosenberg has managed over 750 public offerings, including but not limited to IPOs and follow-on offerings, raising in excess of $100 billion for small and mid-cap companies, as well as advising on many merger and acquisition transactions. Mr. Rosenberg served as Chairman and Co-Chief Executive Officer of Ignyte Acquisition Corp. from August 2020 until its merger with Peak Bio Co., Ltd., n/k/a Akari Therapeutics, Plc (Nasdaq: AKTX) in November 2022. Mr. Rosenberg is a graduate of the University of Wisconsin-Madison.

Steve Kaplan, our Chief Financial Officer since November 2025 and Director since February 2026, joined Lucid in May 2024 where he Co-Heads the Financial Institutions Group, a group focused on financial institutions and blank check companies.  From September 2004 through April 2024, Mr. Kaplan was a Managing Director and Head of Capital Markets at Ladenburg Thalmann & Co. Inc., a full-service investment bank and member of the NYSE since 1876 where he held a role similar to his role at Lucid.  Mr. Kaplan served as Chief Financial Officer of Ignyte Acquisition Corp., a blank check company, from October 2020 until its merger with Peak Bio Co., Ltd., n/k/a Akari

Therapeutics, Plc (Nasdaq: AKTX) in November 2022. Prior to 2004, Mr. Kaplan had substantial experience advising companies in the healthcare services industry. From 1999 to 2004, Mr. Kaplan was a Co-Founder and a Partner of River Capital Partners, a healthcare services focused M&A advisory firm. From 1996 to 1999, he was a Vice President in the Healthcare Investment Banking Group of Prudential Securities. From 1993 to 1996 he was an associate at Jefferies & Company, primarily focused on Healthcare M&A. He previously worked at auditing firms Pricewaterhouse and Deloitte & Touche. Over the course of his career, Mr. Kaplan has managed over 500 public offerings including but not limited to IPOs and follow-on offerings as well as advising on numerous merger and acquisition transactions. Mr. Kaplan received a BSBA from Babson College and an MBA from the University of North Carolina Chapel Hill.

James Manning will serve as a member of the board of directors upon the effectiveness of the registration statement of which this prospectus forms a part. Mr. Manning is a seasoned executive with over two decades of experience across technology, finance, property and infrastructure. Mr. Manning has held leadership roles across multiple industries, combining deep experience in investment management, listed and unlisted assets, and complex infrastructure projects. His career spans funds management, property development, digital infrastructure and private capital. Mr. Manning has served as the Chairman of SharonAI, Inc., an artificial intelligence and high performance computing company, since February 2024 where he is responsible for overseeing the company’s strategic direction, focusing on AI infrastructure development. He has served as a director and Chairman of SharonAI Holdings, Inc. since its merger with Roth CH Acquisition Co. in December 2025. Since 2016, Mr. Manning has also served as Chairman of Defender Asset Management Limited, an Australian boutique funds management business.  He has also served as Managing Director at Vertua Limited since 2013 and as Chief Investment Officer of Manning Capital since 2002, each of which is an investment firm.  From 2021 to July 2024, Mr. Manning was a non-executive director of Distributed Storage Solutions Pty Ltd, a cloud storage business that was ultimately acquired by SharonAI.  In 2019, Mr. Manning founded Mawson Infrastructure Group Inc., a bitcoin mining company, and served as its Chief Executive Officer until May 2023 and thereafter served as a non-executive director until August 2023.  In December 2024, after Mr. Manning left Mawson, an involuntary petition seeking the entry of an order for relief was filed by certain creditors against Mawson under chapter 11 of the bankruptcy code.  No order for relief was entered in the case, and the petition was dismissed in November 2025.  Mr. Manning received a Master of Business (Finance) and a Masters in Property Development from University of Technology Sydney (UTS) as well as a Bachelor of Accounting from Australian Catholic University (ACU). He is a Fellow of the Institute of Company Directors (FAICD), and a Fellow of Institute of Public Accountants (IPA).

Paul Mann will serve as a member of the board of directors upon the effectiveness of the registration statement of which this prospectus forms a part. Mr. Mann currently serves as Executive Chairman of ASP Isotopes, Inc. (Nasdaq: ASPI), which he co-founded in September 2021. He served as ASP Isotopes’ Chief Executive Officer from the company’s incorporation until he took a temporary leave of absence from such duties in October 2025 due to health reasons. Mr. Mann also served as ASP Isotopes’ Chief Financial Officer from incorporation until September 2022. Prior to ASP Isotopes, Mr. Mann served as Chief Financial Officer of PolarityTE, Inc. (Nasdaq: PTE), a biotechnology company, from June 2018 until April 2020. Prior to that, he was responsible for Healthcare investments at DSAM Partners LLC, a global hedge fund. Earlier in his career, he was a portfolio manager at Highbridge Capital where he managed investments in healthcare and biotechnology. Prior to Highbridge Capital, from August 2013 to March 2016, he worked at Soros Fund Management where he was responsible for billions of dollars of investments in healthcare and chemicals companies. During his career as a healthcare and chemicals investor, Mr. Mann has helped create and fund numerous early stage and start-up companies. Prior to moving to the buy-side, Mr. Mann spent 11 years as a sell-side analyst at Morgan Stanley and Deutsche Bank. Mr. Mann started his career as a research scientist at Procter and Gamble and he is named as the inventor of numerous skin creams in the Oil of Olay range of cosmetics. Between 2000 and 2023, he was a nonexecutive, independent director at Abeona Therapeutics (NASDAQ: ABEO), where he was the chair of the audit committee, and he is currently a director at Healthtech Solution Inc. (OTC: HLTT), where he is chairman of the board and serves on the audit committee. He was the co-founder and Chairman of Varian Biopharma, a private biotechnology company focused on precision oncology until its sale in 2023. Mr. Mann eaned an MA (Cantab) and an MEng from Cambridge University, UK where he studied Natural Sciences and Chemical Engineering and he is a CFA charter holder.

Anthony DiGiandomenico will serve as a member of the board of directors upon the effectiveness of the registration statement of which this prospectus forms a part. In 1997, Mr. DiGiandomenico co-founded MDB Capital Group LLC, a venture capital firm and broker-dealer that focuses on financing early-stage, deep technology companies, and currently serves as Head of New Venture Discovery. Mr. DiGiandomenico has served on the board of ClearSign

Technologies Corporation (Nasdaq: CLIR) since May 2025, Exozymes Inc. (Nasdaq: EXOZ) since April 2019 and ENDRA Life Sciences Inc. (Nasdaq: NDRA) since 2013. He previously served on the board of directors of various public companies including Provention Bio, Inc. (Nasdaq: PRVB), a developer of multiple drug therapies, and Cue Biopharma, Inc. (Nasdaq: CUE), a developer of novel biologic drugs for the selective modulation of the human immune system to treat a broad range of cancers and autoimmune disorders. Mr. DiGiandomenico has participated in all areas of corporate finance including private capital, public offerings, PIPEs, business consulting and strategic planning and mergers and acquisitions. Mr. DiGiandomenico has also worked on a wide range of transactions for growth-oriented companies in the biotechnology, nutritional supplements, manufacturing and entertainment industries. Prior to forming MDB Capital Group LLC, Mr. DiGiandomenico served as President and Chief Executive Officer of the Digian Company, a real estate development company. Mr. DiGiandomenico holds an MBA from the Haas School of Business at the University of California, Berkeley and a BS in Finance from the University of Colorado.

Eric Helenek will serve as a member of the board of directors upon the effectiveness of the registration statement of which this prospectus forms a part. In July 2019, Mr. Helenek founded High Trail Capital, a firm that utilizes fundamental research, credit analysis and structuring expertise to tailor creative capital solutions to meet the specific financing objectives of small cap and early-stage public companies across a broad spectrum of sectors. Prior to founding High Trail, Mr. Helenek spent over 20 years working at various middle-market investment banking firms including serving as Managing Director and Head of Alternative Capital Finance at Oppenheimer & Co. Inc. (from September 2015 to July 2019), as Managing Director in the Equity Capital Markets group at Cowen and Company (from May 2013 to September 2015), as a senior member of the Alternative Capital Finance Group at Lazard Capital Markets (from May 2007 to April 2013) and as Vice President at Piper Jaffray & Co. (from April 2006 to May 2007). Mr. Helenek received a B.S. in Business Administration from the University of Colorado.

Prior SPAC Experience

As indicated above, entities affiliated and previously controlled by members of our management team have also sponsored seven additional SPACs: Roth CH Acquisition I Co., Roth CH Acquisition II Co., Roth CH Acquisition III Co., Roth CH Acquisition IV Co., Roth CH Acquisition V Co., Roth CH Acquisition Co. and Ignyte Acquisition Corp. Mr. Lipman served as Chief Operating Officer and Director of Roth CH Acquisition I Co. from May 2020 until its merger with PureCycle Technologies, Inc. (NASDAQ: PCT) in March 2021, Roth CH Acquisition II Co. from December 2020 until its merger with Reservoir Media, Inc. (NASDAQ: RSVR) in July 2021, Co-Chief Executive Officer and Director of Roth CH Acquisition III Co. from March 2021 until its merger with QualTek Services, Inc. (NASDAQ: QTEK) in February 2022 and Roth CH Acquisition IV. Co. from August 2021 until its merger with Tigo Energy, Inc. (NASDAQ: TYGO) in May 2023, and Co-Chairman and Co-Chief Executive Officer of Roth CH Acquisition V Co. (NASDAQ: ROCL) from December 2021 until its merger with New Era Helium, Inc., n/k/a New Era Energy & Digital, Inc. (Nasdaq: NUAI), in December 2024 and Roth CH Acquisition Co. (NASDAQ: USCT) since June 2023 until its merger with SharonAI, Inc., n/k/a SharonAI Holdings, Inc. (NASDAQ: SHAZ), in December 2025. Additionally, Mr. Rosenberg and Mr. Kaplan served as Chairman and Co-Chief Executive Officer and Chief Financial Officer, respectively, of Ignyte Acquisition Corp. from August 2020 and October 2020, respectively, until its merger with Peak Bio Co., Ltd., n/k/a Akari Therapeutics, Plc (Nasdaq: AKTX) in November 2022.

Roth CH Acquisition I Co. consummated its initial public offering in May 2020 and consummated its initial business combination in March 2021 with PureCycle Technologies, Inc., a leading innovator in polypropylene recycling, whose stock price as of February 18, 2026, was $10.69.

Roth CH Acquisition II Co. consummated its initial public offering in December 2020 and consummated its initial business combination in July 2021 with Reservoir Holdings, Inc., a leading independent music company, whose stock price as of February 18, 2026, was $7.72.

Roth CH Acquisition III Co. consummated its initial public offering in March 2021 and consummated its initial business combination in February 2022 with QualTek Services Inc., a leading turnkey provider of infrastructure services to the 5G wireless, telecom and renewable energy sectors, that was taken private by its creditors in connection with a Chapter 11 financial restructuring in May 2023.

Roth CH Acquisition IV Co. consummated its initial public offering in August 2021 and consummated its initial business combination in May 2023 with Tigo Energy, Inc., a leading provider of intelligent solar and energy storage solutions, whose stock price as of February 18, 2026, was $3.22.

Roth CH Acquisition V Co. consummated its initial public offering in December 2021 and consummated its initial business combination in December 2024 with New Era Helium, Inc., an exploration and gas production company focused on Helium. New Era Helium, Inc., rebranded in August 2025 to New Era Energy & Digital, Inc., and now serves as a developer and operator of next-generation digital infrastructure and integrated power assets. New Era Energy & Digital, Inc.’s stock price as of February 18, 2026, was $4.75.

In June 2023, affiliates of the Roth CH Acquisition franchise team acquired the sponsor interests and management control of TKB Critical Technologies 1, a blank check company that previously consummated its initial public offering in October 2021, through a sponsor transfer agreement, after which TKB Critical Technologies 1 was rebranded as Roth CH Acquisition Co. Roth CH Acquisition Co. consummated its initial business combination in December 2025 with SharonAI, Inc., a high-performance computing business focused on artificial intelligence. SharonAI’s stock price as of February 18, 2026 was $31.70.

Ignyte Acquisition Corp. consummated its initial public offering in February 2021 and consummated its initial business combination in November 2022 with Peak Bio, Inc., a clinical-stage biopharmaceutical company focused on developing the next-generation of therapeutics to treat oncology and inflammatory diseases. Peak Bio, Inc., was acquired by Akari Therapeutics, Plc, in November 2025.

Spac Sponsor Compensation Line Items
SPAC Sponsor, Nature of Reimbursement	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination
Price Paid or to be Paid for Securities, Total Amount	$ 20,000
Illumination Acquisition 1 Sponsor LLC [Member]
Spac Sponsor Line Items
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Name	Illumination Acquisition 1 Sponsor LLC,
SPAC Sponsor Business, General Character [Text Block]	Our sponsor, Illumination Acquisition 1 Sponsor LLC, and BTIG, LLC,the representative of the underwriters, have committed to purchase an aggregate of 565,000 units, or “private placement units” (or 625,000 private placement units if the underwriters’ over-allotment option is exercised in full), at a price of $10.00 per unit, or $5,650,000 in the aggregate (or $6,250,000 if the underwriters’ over-allotment option is exercised in full), in a private placement that will close simultaneously with the closing of this offering.
BTIG LLC [Member]
Spac Sponsor Line Items
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Name	BTIG, LLC
SPAC Sponsor Business, General Character [Text Block]	BTIG, LLC has agreed to purchase 200,000 private placement units (or 230,000 private placement units if the underwriters’ over-allotment option is exercised in full). Eleven investors (none of which are affiliated with any member of our management, our sponsor or any other investor), which we refer to as the “non-managing sponsor investors” throughout this prospectus, have expressed an interest to indirectly purchase, through the purchase of non-managing sponsor membership interests, an aggregate of 315,000 (or 345,000 if the underwriters’ over-allotment option is exercised in full) of the 365,000 private placement units (or 395,000 private placement units if the underwriters’ over-allotment option is exercised in full) being purchased by our sponsor at a price of $10.00 per unit ($3,150,000 in the aggregate (or $3,450,000 if the underwriters’ over-allotment option is exercised in full)) in a private placement that will close simultaneously with the closing of this offering.